Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

7.Related party transactions

In addition to the information disclosed elsewhere in the Interim Financial Information, the following transactions took place between the Group and related parties during the financial period at terms agreed between the parties:

(a)	Services

	Q2 2025	Q2 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$’000
Corporate service fees charged by related parties*	2,140	1,396	4,300	3,318
Ship management fees charged by related parties*	25	201	192	402

* “Related parties” refer to corporations controlled by the Company’s largest shareholder.

(b)	Key management’s remuneration

	Q2 2025	Q2 2024	H1 2025	H1 2024
	US$’000	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	669	542	2,313	1,944
Post-employment benefits - contributions to defined contribution plans and share-based payment	610	423	995	706
Directors’ fees	144	187	296	250
	1,423	1,152	3,604	2,900